HORIZONS ETF TRUST I

c/o Horizons ETFs Management (US) LLC

625 Madison Avenue, 3rd Floor

New York, New York 10022

October 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horizons ETF Trust I ("Registrant")
Horizons S&P 500 Covered Call ETF
File Nos.: 033-183155 and 811-22732

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497(e) supplement filed and dated September 25, 2017 (Accession Number: 0000891092-17-006774) to the Prospectus dated July 10, 2017 of the Horizons S&P 500 Covered Call ETF (the "Fund"). The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions regarding this filing, please contact me at (202) 973-2727.

Sincerely,

/s/ Bibb Strench

Bibb Strench, Esq.

Enclosures